Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) (CAD)	Mar. 31, 2013	Mar. 31, 2012
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	512,339,000	587,220,000
Less billings to date	(463,241,000)	(509,511,000)
Costs in excess of billings on uncompleted contracts	49,098,000	77,709,000
Contracts receivable [Abstract]
Unbilled revenue	56,183,000	86,859,000
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,085,000)	(7,514,000)
Unbilled contracts receivable	49,098,000	79,345,000
Unbilled revenue related to non-custruction activities	0	1,636,000
Long-term unbilled revenue	16,139,000	18,302,000